INTERESTS IN ASSOCIATES - Detailed Information (Details) $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2017 JPY (¥)	Mar. 31, 2017 USD ($)	Jan. 31, 2017 director	Dec. 31, 2017 USD ($) director	Dec. 31, 2016 JPY (¥) facility director	Dec. 31, 2016 USD ($) facility director	Dec. 31, 2015 JPY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 JPY (¥)	Dec. 31, 2014 USD ($)
Disclosure of interests in associates
Share capital subscribed | $				$ 612		$ 2,188
Investment return | $						$ 1,554
Consideration received for sale of share interest in OKY Solar 1 K.K and OKY Solar Omut K.K	¥ 1,068.0	$ 9,180
Gain (loss) on disposal of interest in associates	837.0	7,400		$ 7,446
RisenSky Solar
Disclosure of interests in associates
Proportion of nominal value of issued capital held				30.00%	30.00%	30.00%
Proportion of voting power held				30.00%	30.00%	30.00%
1088526 B.C. Ltd.
Disclosure of interests in associates
Proportion of nominal value of issued capital held				75.00%	75.00%	75.00%
Proportion of voting power held				50.00%	50.00%	50.00%
Number of commercial and industrial solar facilities owned in Canada | facility					15	15
Number of directors of the group in the associate					2	2
Total number of directors in the associate				4	4	4
1091187 B.C. Ltd.
Disclosure of interests in associates
Proportion of nominal value of issued capital held				75.00%
Proportion of voting power held				50.00%
Number of directors of the group in the associate			2
Total number of directors in the associate			4	4
Oky Solar Holdings
Disclosure of interests in associates
Proportion of nominal value of issued capital held					30.00%	30.00%
Proportion of voting power held					30.00%	30.00%
Investment return					¥ 169.0	$ 1,550
Oky Solar Holdings | Orix KK
Disclosure of interests in associates
Share capital subscribed (as a percent)									70.00%	70.00%
Energy Capital Investment II sarl ("ECI") | 1088526 B.C. Ltd.
Disclosure of interests in associates
Percentage of preferred shares of the associate, agreed to be sold, under the share purchase agreement with Jade					25.00%	25.00%
Sky Solar Japan KK ("SSJ") | Orix Holdings
Disclosure of interests in associates
Consideration received for sale of share interest in OKY Solar 1 K.K and OKY Solar Omut K.K	¥ 1,068.0	$ 9,180
Sky Solar Japan KK ("SSJ") | 1091187 B.C. Ltd.
Disclosure of interests in associates
Percentage of preferred shares of the associate, agreed to be sold, under the share purchase agreement with Jade			25.00%
Sky Solar Japan KK ("SSJ") | Oky Solar Holdings
Disclosure of interests in associates
Share capital subscribed (as a percent)									30.00%	30.00%
Share capital subscribed									¥ 43.5	$ 426
Additional investments in associates							¥ 685.7	$ 5,700